Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Expenses By Nature Table [Line Items]
Cost of inventories (note 18)	$ 6,320,806	$ 7,129,679	$ 8,948,607
Inventory write-down	3,136,551	2,055,859
Direct costs
Schedule Of Expenses By Nature Table [Line Items]
Cost of inventories (note 18)	$ 9,081,519	$ 57,442,036	$ 52,701,330